Business Combinations (Tables)	12 Months Ended
Jun. 30, 2021
Business combinations [Abstract]
Business Combinations Completed During the Years Ended June 30 2020

Total consideration	$
Common shares issued	52,380
Funds held in escrow	138
52,518

Net identifiable assets acquired (liabilities assumed)
Cash	280
Accounts receivable	316
Inventories	1,195
Prepaids and other current assets	657
Intangible asset: Distribution network	13,489
Accounts payable and accrued liabilities	(429)
Deferred revenue	(618)
14,890

Purchase price allocation
Net identifiable assets acquired	14,890
Goodwill	37,628
52,518

Net cash outflows
Cash acquired	280
280

Acquisition costs expensed
Year ended June 30, 2020	1,849

Adjustments to Initial Purchase Price Allocations	As required by IFRS, the preliminary acquisition date values presented at June 30, 2020 were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Consideration paid	53,068	(550)	52,518
Goodwill	38,178	(550)	37,628